S000006865 [Member] Annual Fund Operating Expenses - International Developed Markets Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
International Developed Markets Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	1.03%	[1]
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.95%	[1]

[1]	Until April 30, 2027, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive 0.08% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended December 31, 2025 but did not reflect a full year of waiver.